Debt and Capital Lease Obligations (Other Facilities Narrative) (Details) (USD $)	12 Months Ended											0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Corporate Credit Facility [Member]	Sep. 30, 2012 Corporate Credit Facility [Member]	Sep. 28, 2012 Corporate Credit Facility [Member]	Jun. 30, 2012 Corporate Credit Facility [Member]	May 08, 2012 Corporate Credit Facility [Member]	Mar. 31, 2012 Corporate Credit Facility [Member]	Feb. 28, 2012 Corporate Credit Facility [Member]	Dec. 31, 2011 Corporate Credit Facility [Member]	Mar. 22, 2018 Minimum [Member] Corporate Credit Facility [Member]	Dec. 31, 2012 Minimum [Member] Corporate Credit Facility [Member]	May 08, 2012 Minimum [Member] Corporate Credit Facility [Member]	Dec. 31, 2012 Maximum [Member] Corporate Credit Facility [Member]	May 08, 2012 Maximum [Member] Corporate Credit Facility [Member]	Dec. 31, 2012 Eurocurrency [Member] Corporate Credit Facility [Member]	Dec. 31, 2012 Base Rate [Member] Corporate Credit Facility [Member]	Dec. 31, 2012 EBITDA greater than 850 million [Member] Corporate Credit Facility [Member]	Dec. 31, 2012 EBITDA, 600 million to 850 million [Member] Corporate Credit Facility [Member]	Dec. 31, 2012 EBITDA, 400 million to 600 million [Member] Corporate Credit Facility [Member]	Dec. 31, 2012 EBITDA less than 400 million [Member] Corporate Credit Facility [Member]	Dec. 31, 2012 Solar Energy [Member] Construction Financing Revolver [Member]	Sep. 30, 2012 Solar Energy [Member] Construction Financing Revolver [Member]	Dec. 31, 2011 Solar Energy [Member] Construction Financing Revolver [Member]	Sep. 29, 2011 Solar Energy [Member] Construction Financing Revolver [Member]	Dec. 31, 2012 Solar Energy [Member] Other System Financing [Member]
Debt Instrument [Line Items]
Debt, proceeds collected under sales agreement, current																											$ 17,600,000
Line of Credit Facility, Maximum Borrowing Capacity				400,000,000																			150,000,000	300,000,000		50,000,000
Line of Credit, Term												3 years
Debt Instrument, Basis Spread on Variable Rate																	3.75%	2.75%
Line of Credit Facility, Commitment Fee Percentage				0.50%
Letter Of Credit Fees, Effective Rate				2.75%
Debt Instrument, Expected Liquidity Covenant, Minimum					400,000,000		350,000,000		450,000,000	500,000,000									0	300,000,000	400,000,000	500,000,000
Debt Instrument, Covenant Compliance, EBITDA, Maximum																				850,000,000	600,000,000	400,000,000
Ratio of Indebtedness to Net Capital				1.8									1.0	1.0	2.5	3.0
Debt Instrument, Covenant Compliance, EBITDA, Minimum																				600,000,000
Debt Instruments, Cross Default Clause, Minimum Default Indebtedness Amount				35,000,000
Debt Instrument, Covenant Compliance, Amount in Excess of Variable Minimum Liquidity Amount				350,700,000
Line of Credit Facility, Amount Outstanding				0																			7,400,000		77,200,000
Letters of Credit Outstanding, Amount				121,800,000							173,000,000
Short Term Committed Financing Arrangements Maximum Amount	32,300,000
Short Term Committed Financing Arrangements Unavailable Amount Due to Third Party Letters of Credit	13,500,000
Debt Instrument, Amendment for Convertible or Subordinated Undsecured Debt								250,000,000
Deferred Finance Costs, Gross						2,000,000
Line of Credit Facility, Remaining Borrowing Capacity				278,200,000							227,000,000
Interest Costs, Capitalized During Period	$ 19,900,000	$ 18,100,000	$ 5,100,000